Other Current Liabilities (Details) - Schedule of provision for sales refunds reconciliation	12 Months Ended
Jun. 30, 2021 USD ($)
Schedule Of Provision For Sales Refunds Reconciliation Abstract
Carrying value as at 1 July 2020	$ 116,645
Repayments made	(101,161)
Settlement of liability recorded in other income	(15,484)
Balance at 30 June 2021